Cover Page	Mar. 28, 2022
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000018926
Document Type	8-K
Document Period End Date	Mar. 28, 2022
Entity Registrant Name	Lumen Technologies, Inc.
Entity Incorporation State Country Code	LA
Entity File Number	001-7784
Entity Tax Identification Number	72-0651161
Entity Address, Address Line One	100 CenturyLink Drive
Entity Address, City or Town	Monroe
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71203
City Area Code	318
Local Phone Number	388-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	LUMN
Security Exchange Name	NYSE
Preferred Stock [Member]
Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Qwest Corporation [Member]
Entity Information [Line Items]
Entity Central Index Key	0000068622
Entity Registrant Name	Qwest Corporation
Entity Incorporation State Country Code	CO
Entity File Number	001-03040
Entity Tax Identification Number	84-0273800
Entity Address, Address Line One	100 CenturyLink Drive
Entity Address, City or Town	Monroe
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71203
City Area Code	318
Local Phone Number	388-9000
Level 3 Parent LLC [Member]
Entity Information [Line Items]
Entity Central Index Key	0000794323
Entity Registrant Name	Level 3 Parent, LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-35134
Entity Tax Identification Number	47-0210602
Entity Address, Address Line One	1025 Eldorado Blvd.
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021-8869
City Area Code	720
Local Phone Number	888-1000
6.5% Notes Due 2056 [Member]
Entity Information [Line Items]
Security 12b Title	6.5% Notes Due 2056
Trading Symbol	CTBB
Security Exchange Name	NYSE
6.75% Notes Due 2057 [Member]
Entity Information [Line Items]
Security 12b Title	6.75% Notes Due 2057
Trading Symbol	CTDD
Security Exchange Name	NYSE